JPMorgan Income Builder Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI WORLD INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
60% MSCI WORLD INDEX (Net Total Return) / 40% BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.51%	7.13%	8.23%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	13.59%	4.96%	6.06%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.08%	2.75%	4.14%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.16%	2.97%	3.99%